Stockholders' equity - Stock-based compensation - Stock-based award plans (Details) - shares	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
2022 Plan
Stock-based compensation
Period of automatic increase in shares reserved		8 years	8 years
Percentage of the common shares outstanding (as a percent)		10.00%	10.00%
Number of shares added (in shares)	154,084		0
2019 Plan | Stock options | Maximum
Stock-based compensation
Expiration period			10 years